Employees' Profit Sharing Plan (Details) - Deferred profit sharing - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 3,650,000	$ 3,525,000	$ 3,510,000